SUPPLEMENT DATED AUGUST 21, 2007 TO THE
FIRST INVESTORS EQUITY FUNDS PROSPECTUS

Dated January 31, 2007

The second and fifth paragraphs on page 83 under the “Fund Management” section are deleted in their entirety and replaced with the following:

The Total Return Fund is managed by Edwin D. Miska and Clark D. Wagner.  Mr. Miska is primarily responsible for managing the Fund’s investments in stocks and Mr. Wagner is primarily responsible for managing the Fund’s investments in bonds.  Mr. Miska, Director of Equities, also serves as a Portfolio Manager for the Growth & Income Fund and Co-Portfolio Manager for the Mid-Cap Opportunity Fund.  Mr. Miska also serves as a Portfolio Manager for another First Investors Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.  Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.  Mr. Wagner, Director of Fixed Income, also serves as the Portfolio Manager for other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Steven S. Hill serves as Co-Portfolio Manager of the Mid-Cap Opportunity Fund.  Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions.

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SUPPLEMENT DATED AUGUST 21, 2007 TO THE
FIRST INVESTORS MID-CAP OPPORTUNITY FUND PROSPECTUS

Dated January 31, 2007

The second paragraph regarding Steven S. Hill on page 10 under  “Who manages the Mid-Cap Opportunity Fund” is deleted in its entirety and is replaced with the following:

Edwin D. Miska and Steven S. Hill serve as Co-Portfolio Managers of the Mid-Cap Opportunity Fund. Mr. Miska, Director of Equities, also serves as a Portfolio Manager for other First Investors Funds. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.  Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001. Mr. Hill joined FIMCO in 2002 as an equity analyst. Prior to joining FIMCO, Mr. Hill was employed by UBS Warburg, LLC (1999-2001) where he was a Director in their healthcare group and worked primarily on mergers and acquisitions.

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SUPPLEMENT DATED AUGUST 21, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

TOTAL RETURN

VALUE

BLUE CHIP
GROWTH & INCOME

GLOBAL

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY
INTERNATIONAL

DATED JANUARY 31, 2007

1.   The information regarding Edwin D. Miska in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006” on page I-12 is amended as follows:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Edwin D. Miska: Total Return Growth & Income Mid-Cap Opportunity	Other Registered Investment Companies	1	$266.1	None	$0
	Other Pooled Investment Vehicles	1	$21.6	None	$0
	Other Accounts	1	$56.5	None	$0

1 Information for Edwin D. Miska is as of August 20, 2007.

2.

The information regarding Edwin D. Miska in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006 on page I-18 is amended as follows:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006[2]
FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Edwin D. Miska	Total Return	$1 - $10,000
	Growth & Income	$10,001 - $50,000
	Mid-Cap Opportunity	$10,001- $50,000

2 Information for Edwin D. Miska is as of August 20, 2007.

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